SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21527

Cypress Creek Private Strategies Master Fund, L.P.
Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705
Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of Cypress Creek Private Strategies Master Fund, L.P. (the “Master Fund”) to be Redeemed:
Limited partnership interests (the “Interests”).
(2)	Date on Which the Securities are to be Redeemed:
The Interests will be redeemed as of March 31, 2023.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Interests are to be redeemed pursuant to Article 4, Section 4.5(d) of the Master Fund’s Amended and Restated Agreement of Limited Partnership.
(4)
The principal amount or number of Interests and the basis upon which the securities to be called or redeemed are to be selected:

The Master Fund is the master fund in a master-feeder structure in which Cypress Creek Private Strategies International Fund, Ltd., a company limited by shares organized under the laws of the Cayman Islands, is a feeder fund (the “Feeder Fund”).

The Master Fund will repurchase 100% of the Interests owned by the Feeder Fund based on the net asset value of the Interests as of March 31, 2023. The approximate net asset value of the Interests as of January 31, 2023, was $1,625,909.35, which represented approximately 0.80% of the Master Fund’s total outstanding Interests.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 21st day of February, 2023.

Cypress Creek Private Strategies Master Fund, L.P.
By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer